Stock-Based Compensation (Details 3) (Stock Options, DISH Network Awards, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise prices for stock options outstanding and exercisable:
Number of stock options outstanding (in shares)	11,938,090	13,018,490	17,640,074	18,447,004
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 22.49	$ 18.99	$ 20.38	$ 17.76
Number of stock options exercisable	4,061,289	4,310,489	6,387,798
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.88	$ 17.92	$ 21.73
Range of Exercise Prices $00.00 - $10.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.00
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10.00
Number of stock options outstanding (in shares)	1,514,885
Outstanding, Weighted-Average Remaining Contractual Life	3 years 9 months 14 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 6.33
Number of stock options exercisable	1,411,885
Exercisable, Weighted-Average Remaining Contractual Life	3 years 8 months 5 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 6.33
Range of Exercise Prices $10.01 - $15.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 15.00
Number of stock options outstanding (in shares)	138,286
Outstanding, Weighted-Average Remaining Contractual Life	5 years 5 months 26 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 12.16
Number of stock options exercisable	23,085
Exercisable, Weighted-Average Remaining Contractual Life	5 years 3 months 11 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 12.75
Range of Exercise Prices $15.01 - $20.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 15.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20.00
Number of stock options outstanding (in shares)	3,860,300
Outstanding, Weighted-Average Remaining Contractual Life	4 years 1 month 13 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 17.37
Number of stock options exercisable	426,700
Exercisable, Weighted-Average Remaining Contractual Life	2 years 9 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.72
Range of Exercise Prices $20.01 - $25.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 25.00
Number of stock options outstanding (in shares)	1,560,312
Outstanding, Weighted-Average Remaining Contractual Life	4 years 22 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 21.47
Number of stock options exercisable	893,412
Exercisable, Weighted-Average Remaining Contractual Life	2 years 7 months 13 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 21.34
Range of Exercise Prices $25.01 - $30.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 25.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.00
Number of stock options outstanding (in shares)	2,238,007
Outstanding, Weighted-Average Remaining Contractual Life	7 years 1 month 2 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 27.80
Number of stock options exercisable	1,200,907
Exercisable, Weighted-Average Remaining Contractual Life	6 years 7 months 20 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 27.71
Range of Exercise Prices $30.01 - $35.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 35.00
Number of stock options outstanding (in shares)	437,800
Outstanding, Weighted-Average Remaining Contractual Life	6 years 11 months 12 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 32.04
Number of stock options exercisable	88,300
Exercisable, Weighted-Average Remaining Contractual Life	5 years 3 months 14 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 31.82
Range of Exercise Prices $35.01 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 35.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.00
Number of stock options outstanding (in shares)	2,159,500
Outstanding, Weighted-Average Remaining Contractual Life	9 years 11 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 36.64
Number of stock options exercisable	7,000
Exercisable, Weighted-Average Remaining Contractual Life	9 years 4 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 36.40
Range of Exercise Prices $40.01 - $45.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.00
Number of stock options outstanding (in shares)	10,000
Outstanding, Weighted-Average Remaining Contractual Life	4 years 6 months
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 42.52
Number of stock options exercisable	10,000
Exercisable, Weighted-Average Remaining Contractual Life	4 years 6 months
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 42.52
Range of Exercise Prices $45.01 - $50.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 45.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Number of stock options outstanding (in shares)	19,000
Outstanding, Weighted-Average Remaining Contractual Life	9 years 4 months 10 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 45.68
Range of Exercise Prices $00.00 - $50.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.00
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Number of stock options outstanding (in shares)	11,938,090
Outstanding, Weighted-Average Remaining Contractual Life	5 years 7 months 24 days
Outstanding, Weighted-Average Exercise Price (in dollars per share)	$ 22.49
Number of stock options exercisable	4,061,289
Exercisable, Weighted-Average Remaining Contractual Life	4 years 3 months 11 days
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.88